MARKETABLE SECURITIES (Details) (USD $)	6 Months Ended		12 Months Ended		1 Months Ended	4 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Jan. 31, 2013 American Strategic Minerals common stock	May 31, 2013 Valor Gold common stock
Marketable securities
Shares sold					1,513,333	25,000,000
Net proceeds generated					$ 151,333	$ 1,505,000
Realized Gain from Sale of Securities	$ 0	$ 1,656,333	$ 1,656,333	$ 1,490,600